NET REVENUES	12 Months Ended
Mar. 31, 2017
NET REVENUES
NET REVENUES

(11)NET REVENUES

The components of net revenues for the years ended March 31, 2015, 2016 and 2017 are as follows:

	Year Ended March 31,
	2015	2016	2017
	RMB	RMB	RMB
Testing services	319,055,019	384,799,721	430,056,696
Online education services	5,710,827	4,896,879	7,462,036
Other revenue	25,391,978	27,443,369	34,866,984

Net revenues	350,157,824	417,139,969	472,385,716

Other revenue primarily includes licensing fees from authorized test centers, test development services, test certificate services, test administration software product sales and operating lease income. The net revenues from product sales are RMB 1,252,673, RMB 490,152 and RMB 570,576 for the years ended March 31, 2015, 2016 and 2017, respectively.